Shareholders' Equity (Details) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 26, 2024	Nov. 18, 2024	Jul. 26, 2024	Mar. 31, 2026	Dec. 31, 2025	Mar. 18, 2025	Dec. 31, 2024	Mar. 21, 2023
Shareholders' Equity
Authorized shares					50,000	50,000
Common stock, par value					$ 1	$ 1
Number of shares issued					1
Number of shares outstanding					1
HORIZON SPACE ACQUISITION II CORP
Shareholders' Equity
Ordinary shares subject to possible redemption				178,285	6,900,000		6,900,000
Authorized shares				490,000,000	490,000,000		490,000,000
Common stock, par value				$ 0.0001	$ 0.0001		$ 0.0001
Number of shares issued				2,180,000	2,180,000		2,180,000
Number of shares outstanding				2,180,000	2,180,000		2,180,000
Preferred stock, shares authorized				10,000,000	10,000,000		10,000,000
Preferred stock, par value				$ 0.0001	$ 0.0001		$ 0.0001
Stock to be sold		6,900,000
Ordinary shares issued				210,000	210,000
HORIZON SPACE ACQUISITION II CORP | Chief Financial Officer [Member]
Shareholders' Equity
Founder share	10,000		10,000
HORIZON SPACE ACQUISITION II CORP | Independent Director [Member]
Shareholders' Equity
Founder share	20,000		20,000
Share acquired value	$ 60,000
Sponsor [Member] | HORIZON SPACE ACQUISITION II CORP
Shareholders' Equity
Common stock, par value								$ 0.0001
Founder share	1,725,000		1,725,000
Forfeited share	225,000		225,000
Shares Issued, Price Per Share	$ 0.0145		$ 0.0145
Share acquired value	$ 25,000		$ 25,000
Rights | HORIZON SPACE ACQUISITION II CORP
Shareholders' Equity
Number of shares outstanding				7,113,500	7,113,500
Stock to be sold				6,900,000	6,900,000
Ordinary shares issued					213,500
Private Units [Member] | Rights | HORIZON SPACE ACQUISITION II CORP
Shareholders' Equity
Ordinary shares issued					213,500